UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  DECEMBER 31, 2002

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          JANUARY 14, 2003


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        56
FORM 13F INFORMATION VALUE TOTAL:              $335950

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1877     46933   Sole		     46933
Agilent Tech	Common	00846U101    205     11428   Sole		     11428
Am. Intl. Gr	Common	026874107    806     13929   Sole                    13929
Ashanti GoldfielCommon	043743202     88     15000   Sole                    15000
Automatic Data 	Common	053015103   4063    103505   Sole                   103505
Bell South Corp.Common  079860102    218      8444   Sole                     8444
Berkshire Hath	Common	084670991  50561       695   Sole                      695
Berkshire Hath	Common	084670207   4744      1958   Sole                     1958
Bristol-Myers 	Common	110122108    875     37838   Sole                    37838
Chevron Texaco  Common	166764100    530      7979   Sole                     7979
Cisco Systems	Common	17275R102   3362    256607   Sole                   256607
Citigroup       Common  172967101    202      5746   Sole                     5746
Coca-Cola Co.	Common	191216100  13149    299931   Sole                   299931
Del Monte Foods Common  24522P103 105444     13694   Sole                    13694
Emerson Elec.	Common	291011104    448      8805   Sole                     8805
ExxonMobil	Common	30231G102   2153     61633   Sole                    61633
First Data      Common	319963104   8683    245210   Sole                   245210
General ElectricCommon	369604103   9132    375022   Sole                   375022
Gillette Co.	Common	375766102  14952    492499   Sole                   492499
Hewlett Packard	Common	428236103   1788    103021   Sole                   103021
H.J. Heinz Co.	Common	423074103   1068     32490   Sole		     32490
IBM		Common	459200101    881     11376   Sole                    11376
Intel Corp.	Common	458140100   4470    287122   Sole                   287122
Johnson & JohnsoCommon	478160104  14682    273351   Sole                   273351
J.P Morgan ChaseCommon  46625H100    245     10226   Sole                    10226
Linear TechnologCommon	535678106  13377    520100   Sole		    520100
Lexmark Int'l   Common  529771107    227      3760   Sole                     3760
Medtronic	Common	585055106  13023    285596   Sole                   285596
Mellon FinancialCommon  58551A108    547     20938   Sole                    20938
Merck & Co.	Common	589331107   5759    101734   Sole                   101734
Microsoft	Common	594918104  10489    202882   Sole                   202882
3M Company 	Common	604059105   1438     11664   Sole                    11664
Moody's Corp.	Common	615369105  16526    400250   Sole		    400250
National City 	Common	635405103   1216     44496   Sole                    44496
North Fork Banc Common  659424105    228      6744   Sole                     6744
Paychex Inc     Common  704326107    297     10650   Sole                    10650
PepsiCo		Common	713448108    489     11587   Sole                    11587
Pfizer Inc.	Common	717081103   3194    104471   Sole                   104471
PNC Bank Corp.	Common	693475105    276      6587   Sole                     6587
PPG Industries	Common	693506107    499      9946   Sole                     9946
Procter & GambleCommon	742718109   1442     16777   Sole                    16777
Sara Lee Corp   Common  803111103    216      9600   Sole                     9600
Target Corp.	Common	87612E106    228      7608   Sole		      7608
Transaction SystCommon  893416107   8453   1300460   Sole                  1300460
Teppco Partners L.P.	872384102    300     10800   Sole                    10800
Triton PCS HoldgCommon	89677M106    524    133233   Sole		    133233
Unitrin Inc.	Common	913275103    220      7540   Sole                     7540
Valspar Corp.	Common	920355104    269      6100   Sole                     6100
Valueclick      Common  92046N102     30     10671   Sole                    10671
Verizon Comm.   Common  92343V104    345      8897   Sole                     8897
Walgreen Co.	Common	931422109    585     20050   Sole                    20050
Wal-mart Stores Common  931142103    606     12003   Sole                    12003
Walt Disney Co.	Common	254687106    306     18771   Sole                    18771
Wells Fargo	Common	949746101    684     14600   Sole                    14600
Wm. Wrigley Jr. Common	982526105   8684    158245   Sole                   158245
Wyeth           Common  983024100    847     22673   Sole                    22673
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